Segment Information - Additional Information (Detail) € in Billions		12 Months Ended
	Jul. 04, 2023 EUR (€)	Dec. 31, 2025 Segment
ASR [member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	30.00%
Proceeds from divestiture of business | €	€ 2.2
Other Revenue [Member] | ASR [member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate		24.00%
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments		1
Holding and other activities [member]
Disclosure of operating segments [line items]
Number of operating segments		1
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments		1
International [member]
Disclosure of operating segments [line items]
Number of operating segments		1
The Netherlands [member]
Disclosure of operating segments [line items]
Number of operating segments		1
United Kingdom [member]
Disclosure of operating segments [line items]
Number of operating segments		1